Related parties - Transactions with associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Assets	€ 1,060,329	€ 1,023,856	€ 980,299
Liabilities	1,004,990	970,158
Total for all associates
Disclosure of subsidiaries [line items]
Assets	117	142
Liabilities	242	263
Off-balance sheet commitments	18	23
Income received	21	16
Expenses paid	0	2
Joint ventures
Disclosure of subsidiaries [line items]
Assets	0	0
Liabilities	7	10
Off-balance sheet commitments	0	0
Income received	0	0
Expenses paid	€ 0	€ 0